INVENTORIES (Details) - Schedule of inventory average cost, net of provision for obsolescence - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of inventory average cost, net of provision for obsolescence [Abstract]
Provision for obsolescence Technical stock	$ 21,193	$ 20,500
Provision for obsolescence Non-technical stock	11,610	4,621
Total	$ 32,803	$ 25,121